CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income for the year	R$ 11,479,552	R$ 15,558,938	R$ 2,388,054
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and joint ventures	(205,592)	225,507	358,816
Cumulative translation adjustment	(1,335,109)	1,275,767	4,466,084
Recycling of cumulative translation adjustment to net income	13,239	193,334
Unrealized Gains (Losses) on net investment hedge	488,146	(695,102)	(2,504,914)
Cash flow hedges
Unrealized (Losses) Gains on Financial Instruments, net of tax	(607)	1,907	(1,972)
Total items that may be reclassified subsequently to profit or loss	(1,039,923)	1,001,413	2,318,014
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit pension plan, net of tax	245,853	252,532	(52,072)
Total items that will not be reclassified subsequently to profit or loss	245,853	252,532	(52,072)
Other comprehensive (loss) income, net of tax	(794,070)	1,253,945	2,265,942
Total comprehensive income for the year, net of tax	10,685,482	16,812,883	4,653,996
Total comprehensive income attributable to:
Owners of the parent	10,634,205	16,753,253	4,594,099
Non-controlling interests	51,277	59,630	59,897
Total comprehensive income for the year, net of tax	R$ 10,685,482	R$ 16,812,883	R$ 4,653,996